UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	4/30

Date of reporting period:	7/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CANTERBURY PORTFOLIO THERMOSTAT FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 92.92%	Shares	Fair Value

Consumer Discretionary Select Sector SPDR Fund	24,255	$2,698,854
Invesco DB U.S. Dollar Index Bullish Fund	124,165	3,101,642
Invesco MSCI Global Timber ETF	80,335	2,614,703
iShares Russell 1000 Growth ETF	31,515	4,648,778
iShares S&P SmallCap 600 Growth ETF	16,090	3,152,836
iShares U.S. Aerospace & Defense ETF	13,565	2,792,219
iShares U.S. Broker-Dealers & Securities Exchanges ETF	33,940	2,214,076
iShares U.S. Medical Devices ETF	11,235	2,339,913
ProShares Short 7-10 Treasury	92,450	2,710,634
SPDR S&P Health Care Equipment ETF	34,485	2,784,664
SPDR S&P Telecom ETF	31,745	2,261,774
SPDR S&P Transportation ETF	34,345	2,250,621
Technology Select Sector SPDR Fund	37,505	2,659,855
Total Exchange-Traded Funds Cost ($33,706,130)		36,230,569

MONEY MARKET FUNDS - 6.55%

Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.81%(a)	2,552,161	2,552,161

Total Money Market Funds (Cost $2,552,161)		2,552,161

Total Investments — 99.47% (Cost $36,258,291)		38,782,730

Other Assets in Excess of Liabilities — 0.53%		207,367

NET ASSETS — 100.00%		$38,990,097

(a)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipt

As of July 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$2,779,282
Gross Unrealized Depreciation	(254,843)
Net Unrealized Appreciation	$2,524,439

As of July 31, 2018, the aggregate cost of securities for federal income tax purposes was $36,258,291 for the Canterbury Portfolio Thermostat Fund.

See accompanying notes which are an integral part of this schedule of investments.

Canterbury Portfolio Thermostat Fund

Notes to the Schedule of Investments

July 31, 2018

(Unaudited)

The Canterbury Portfolio Thermostat Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Canterbury Investment Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund's administrator, and representatives of the Adviser (together the "Pricing Review Committee"). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$36,230,569	$-	$-	$36,230,569
Money Market Funds	2,552,161	-	-	2,552,161
Total	$38,782,730	$-	$-	$38,782,730

The Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of July 31, 2018 based on input levels assigned at April 30, 2018.

FIRST SECURITY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

MUNICIPAL BONDS — 98.39%	Principal Amount	Fair Value

Alabama - 2.72%
City of Cullman, GO, 5.00%, 7/1/2021	$100,000	$107,830
Tuscaloosa City Board of Education, Revenue, 5.00%, 8/1/2027	250,000	291,893
		399,723
Arizona - 1.85%
City of Glendale, Senior Excise Tax, Revenue, 4.00%, 7/1/2029	150,000	160,385
Glendale Union School District No. 205, Series C, (BAM), GO, 5.00%, 7/1/2027	100,000	111,736
		272,121
Arkansas - 33.76%
Arkadelphia Public Education Facilities Board, Ouachita Baptist University, Revenue, 4.50%, 3/1/2033	250,000	259,168
Arkansas Development Finance Authority, Episcopal Collegiate School, Revenue, 3.75%, 10/1/2031	50,000	49,486
Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/2029	150,000	159,252
Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/2030	150,000	158,816
Arkansas State University, Jonesboro Campus, Revenue, 4.00%, 3/1/2025	150,000	163,097
Arkansas State University, Jonesboro Campus, Student Fee, Series B, Revenue, 4.00%, 12/1/2028	350,000	372,081
Arkansas State University, Revenue, 4.00%, 3/1/2029	100,000	106,237
City of Bryant, Sales & Use Tax, Series B, Revenue, 4.00%, 12/1/2031	330,000	348,911
City of Fayetteville, GO, 4.00%, 1/1/2032	100,000	106,390
City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/2024	75,000	85,693
City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/2027	165,000	188,984
City of Fort Smith Water & Sewer, Revenue, (BAM), 5.00%, 10/1/2027	250,000	289,685
City of Little Rock, Capital Improvement, Revenue, 4.00%, 10/1/2030	100,000	106,635
City of Rogers Water, Revenue, 4.00%, 11/1/2027	250,000	266,363
City of Rogers Water, Revenue, 4.00%, 11/1/2028	200,000	211,888
City of Springdale, Sales & Use Tax, Revenue, (BAM), 5.00%, 4/1/2037	250,000	275,583
Lake Hamilton School District No. 5, GO, 3.00%, 4/1/2029	25,000	24,707
Pulaski County Arkansas Children's Hospital, Revenue, 5.00%, 3/1/2029	350,000	402,870
Pulaski County Public Facilities Board, Baptist Health, Revenue, 5.00%, 12/1/2039	100,000	109,040
Springdale Public Facilities Board Arkansas Children's Northwest Hospital, Revenue, 5.00%, 3/1/2025	100,000	115,804
Springdale Public Facilities Board Arkansas Children's Northwest Hospital, Revenue, 5.00%, 3/1/2028	190,000	220,782
State of Arkansas, Water, Waste Disposal & Pollution Abatement Facilities, GO, 4.00%, 7/1/2027	150,000	166,631
University of Arkansas, Fort Smith Campus, Student Fee, Revenue, 5.00%, 12/1/2022	150,000	168,443
University of Arkansas, Little Rock Campus, Student Fee, Revenue, 5.00%, 10/1/2028	50,000	59,637
University of Arkansas, Little Rock Campus, Student Fee, Revenue, 5.00%, 10/1/2031	40,000	46,927
University of Arkansas, Medical Sciences, Series A, Revenue, 5.00%, 12/1/2026	25,000	26,865

See accompanying notes which are an integral part of this schedule of investments.

University of Arkansas, Revenue, 5.00%, 12/1/2026	100,000	118,692
University of Arkansas, Revenue, 5.00%, 10/1/2029	150,000	174,186
University of Arkansas, Revenue, 5.00%, 10/1/2030	150,000	175,001
		4,957,854
Florida - 1.80%
City of Winter Park Electric, Revenue, 5.00%, 10/1/2025	100,000	117,304
Orange County Water Utility System, Revenue, 3.00%, 10/1/2032	150,000	146,100
		263,404
Kansas - 4.57%
Ford County Unified School District No. 443, Series A, (BAM), GO, 5.00%, 3/1/2024	100,000	113,614
Johnson & Miami Counties Unified School District No. 230, Series B, GO, 5.00%, 9/1/2027	100,000	118,267
Johnson County Unified School District No. 233, Series A, GO, 4.00%, 9/1/2031	100,000	107,301
Johnson County Unified School District No. 233, Series C, GO, 4.00%, 9/1/2029	100,000	108,171
Kansas State University Development Finance Authority, Series A, Revenue, 4.00%, 3/1/2028	100,000	106,584
Wyandotte County-Kansas City Unified Government Utility System, Series B, Revenue, 5.00%, 9/1/2027	100,000	115,652
		669,589
Kentucky - 2.58%
Kenton County School District Finance Corporation, Revenue, (SEEK), 4.00%, 2/1/2028	150,000	160,316
Madison County School District Finance Corporation, Revenue, (SEEK), 4.00%, 12/1/2025	200,000	218,294
		378,610
Louisiana - 5.69%
City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/2026	100,000	116,056
City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/2031	300,000	339,125
City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/2029	150,000	168,330
Monroe Special School District, GO, 4.00%, 3/1/2028	200,000	211,998
		835,509
Michigan - 2.33%
Saline Area Schools, GO, (Q-SBLF), 5.00%, 5/1/2031	300,000	342,077

Mississippi - 4.80%
City of Tupelo, GO, 4.00%, 7/1/2020	250,000	260,875
Mississippi Development Bank, Revenue, 4.00%, 3/1/2027	200,000	215,498
Rankin County School District, GO, 5.00%, 10/1/2020	50,000	53,424
University of Mississippi Educational Building Corporation, Series A, Revenue, 5.00%, 10/1/2025	150,000	174,987
		704,784
Missouri - 3.34%
Lincoln County Public Water Supply District No. 1, COP, 4.00%, 7/1/2031	200,000	206,880
Missouri Joint Municipal Electric Utility Commission Power Project, Prairie Street Project, Series A, Revenue, 5.00%, 12/1/2030	250,000	282,973
		489,853
Oklahoma - 2.35%
Oklahoma Municipal Power Authority, Series A, Revenue, 5.00%, 1/1/2029	300,000	344,768

See accompanying notes which are an integral part of this schedule of investments.

Pennsylvania - 3.51%
City of Lancaster, (AGM), GO, 5.00%, 11/1/2028	300,000	344,090
Pennsylvania Turnpike Commission, Series A-1, Revenue, 5.00%, 12/1/2029	150,000	171,693
		515,783
South Carolina - 1.84%
County of Richland, GO, 4.00%, 3/1/2029	250,000	269,473

Texas - 24.35%
City of Athens, (AGM), GO, 4.00%, 8/1/2032	300,000	314,870
City of Baytown, GO, 5.00%, 2/1/2026	50,000	57,778
City of Corinth, GO, 5.00%, 2/15/2027	100,000	116,328
City of Denton, GO, 5.00%, 2/15/2026	250,000	292,872
City of Georgetown, GO, 5.00%, 8/15/2025	150,000	175,215
City of McAllen Waterworks & Sewer, Revenue, 4.00%, 2/1/2028	100,000	107,052
City of Mesquite Waterworks & Sewer System, Revenue, 5.00%, 3/1/2025	110,000	127,675
City of Pearland, GO, 5.00%, 3/1/2029	250,000	292,313
City of Pflugerville, GO, 5.00%, 8/1/2024	65,000	72,323
City of San Marcos, GO, 5.00%, 8/15/2028	100,000	114,226
City of Waxahachie, Series A, GO, 4.00%, 8/1/2031	230,000	245,403
Crowley Independent School District, Series B, (PSF-GTD), GO, 4.00%, 8/1/2028	285,000	309,426
Edinburg Consolidated Independent School District, (PSF-GTD), GO, 5.00%, 2/15/2028	200,000	233,252
Garland Independent School District, (PSF - GTD), GO, 5.00%, 2/15/2029	50,000	52,562
La Porte Independent School District, GO, 5.00%, 2/15/2027	100,000	109,761
McKinney Independent School District, (PSF - GTD), GO, 4.00%, 2/15/2029	200,000	216,910
Midland Independent School District, (PSF - GTD), GO, 5.00%, 2/15/2029	150,000	171,606
Mount Pleasant Independent School District, Maintenance Tax, (AGM), GO, 5.00%, 8/15/2025	240,000	273,564
San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/2032	100,000	103,549
Tarrant Regional Water District, Revenue, 4.00%, 3/1/2032	100,000	106,664
Weatherford Independent School District, (PSF - GTD), GO, 5.00%, 2/15/2023	70,000	79,030
		3,572,379
Washington - 0.72%
Port Everett, Revenue, 4.00%, 12/1/2031	100,000	106,069

West Virginia - 2.18%
City of Charleston Sewerage System, Revenue, 4.00%, 7/1/2029	100,000	107,361
City of Charleston Sewerage System, Revenue, 4.00%, 7/1/2030	100,000	106,633
City of Charleston Sewerage System, Revenue, 4.00%, 7/1/2031	100,000	105,911
		319,905
Total Municipal Bonds (Cost $14,863,968)		14,441,901

See accompanying notes which are an integral part of this schedule of investments.

	Shares
MONEY MARKET FUNDS - 0.65%

Federated Treasury Obligations Fund, Institutional Shares, 1.80%(a)	95,025	95,025

Total Money Market Funds (Cost $95,025)		95,025

Total Investments — 99.04% (Cost $14,958,993)		14,536,926

Other Assets in Excess of Liabilities — 0.96%		140,791

NET ASSETS — 100.00%		$14,677,717

(a)	Rate disclosed is the seven day effective yield as of July 31, 2018.

AGM	- Assured Guaranty Municipal Corporation
BAM	- Build America Mutual Assurance Company
COP	- Certificate of Participation
GO	- General Obligation
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
SEEK	- Support Education Excellence in Kentucky Funding Program

See accompanying notes which are an integral part of this schedule of investments.

As of July 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$23,700
Gross Unrealized Depreciation	(445,767)
Net Unrealized Depreciation	$(422,067)

As of July 31, 2018, the aggregate cost of securities for federal income tax purposes was $14,958,993 for the Fund.

First Security Municipal Bond Fund

Notes to the Schedule of Investments

July 31, 2018

(Unaudited)

The First Security Municipal Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the remaining life of the respective investment using the effective interest method.

When-Issued Securities and Forward Commitments – The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 120 days of the commitment to purchase. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no income accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, forward commitment or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value (“NAV”). No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions. Forward commitment transactions may also be conducted on a “to be announced” basis (“TBA Transaction”). In a TBA Transaction, the approximate purchase price is typically disclosed at the time of commitment, not the identity of the underlying security.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

First Security Municipal Bond Fund

Notes to the Schedule of Investments - continued

July 31, 2018

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees of the (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund's administrator, and representatives of the Adviser (together the "Pricing Review Committee"). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

First Security Municipal Bond Fund

Notes to the Schedule of Investments - continued

July 31, 2018

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$14,441,901	$-	$14,441,901
Money Market Funds	95,025	-	-	95,025
Total	$95,025	$14,441,901	$-	$14,536,926

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of July 31, 2018 based on input levels assigned at April 30, 2018.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	9/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	9/25/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	9/25/2018